Right to use asset (Details) - Schedule of right to use asset on adoption of IFRS 16 - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets - properties
Opening balance December 31, 2018
Adoption of IFRS 16 on January 1, 2019	307
Less: depreciation	(36)
Net book value December 31, 2019	$ 271